General	12 Months Ended
Dec. 31, 2022
Disclosure Of General Information [Abstract]
General
Note 1 - General

A.
Ellomay Capital Ltd. (hereinafter - the “Company”), is an Israeli Company operating in the business of renewable energy and a power generator and developer of renewable energy and power projects in Europe and Israel. As of December 31, 2022, the Company owns seven photovoltaic plants (each, a “PV Plant” and, together, the “PV Plants”) connected to their respective national grids and operating as follows: (i) five photovoltaic plants in Spain with an aggregate installed capacity of approximately 35.9 Mega Watt (“MW”), (ii) 51% of Talasol, which owns a photovoltaic plant with installed capacity of 300MW in the municipality of Talaván, Cáceres, Spain (hereinafter - the “Talasol PV Plant”) and (iii) one photovoltaic plant in Israel with an aggregate installed capacity of approximately 9 MW. In addition, the Company indirectly owns: (i) 9.375% of Dorad Energy Ltd. (hereinafter - “Dorad”), (ii) Ellomay Solar Italy One SRL and Ellomay Solar Italy Two SRL that are constructing photovoltaic plants with installed capacity of 14.8 MW and 4.95 MW, respectively, in the Lazio Region, Italy, (iii) Ellomay Solar Italy Four SRL, Ellomay Solar Italy Five SRL and Ellomay Solar Italy Ten SRL that are developing photovoltaic projects with installed capacity of 15.06 MW, 87.2 MW and 18 MW respectively, in the Lazio Region, Italy that have reached “ready to build” status, in the Lazio Region, Italy, (iv) Groen Gas Goor B.V., Groen Gas Oude-Tonge B.V. and Groen Gas Gelderland B.V., project companies operating anaerobic digestion plants in the Netherlands, with a green gas production capacity of approximately 3 million, 3.8 million and 9.5 million Normal Cubic Meter (“Nm3”) per year, respectively, and (v) 83.333% of Ellomay Pumped Storage (2014) Ltd., which is constructing a 156 MW pumped storage hydro power plant in the Manara Cliff, Israel (hereinafter - the “Manara PSP”). The Company also develops PV projects in Italy, Spain and Israel.

The ordinary shares of the Company are listed on the NYSE American and on the Tel Aviv Stock Exchange (under the symbol “ELLO”). The address of the Company’s registered office is 18 Rothschild Blvd., Tel Aviv, Israel.

B.	Definitions:

In these financial statements:

Consolidated companies/subsidiaries - Companies, including partnerships, the financial statements of which are fully consolidated, directly or indirectly, with the financial statements of the Company.

Investee companies - Subsidiaries and companies, including partnerships, the Company's investment in which is stated, directly or indirectly, on the equity basis.

Related party - Within its meaning in IAS 24 (2009), “Related Party Disclosures”.

Interested parties - Within their meaning in Paragraph (1) of the definition of an “interested party” in Section 1 of the Securities Law - 1968.

Unless otherwise noted, all references to “€,” “euro” or “EUR” are to the legal currency of the European Union, all references to “USD,” “US dollar,” “dollars” and “$” are to United States dollars, and all references to “NIS” are to New Israeli Shekels.

Other than as specifically noted, all amounts translated into euro were translated based on the exchange rate as of December 31, 2022.

C.	Effects of the military conflict between Russia and Ukraine:

The military conflict between Russia and Ukraine impacted European and other markets and caused delays in supply and shortages in supply, including natural gas supply. Since the commencement of the military conflict between Russia and Ukraine and the gas shortage caused by such conflict, the electricity prices in the European markets have significantly increased. The military conflict in Ukraine also caused shortages in certain raw materials and an increase in delivery prices, impacting the Company’s biogas operations in the Netherlands. The supply of raw materials has since been renewed. In connection with the increases in electricity prices that commenced prior to the military conflict between Russia and Ukraine but were enhanced significantly since the commencement of the conflict, the Spanish government implemented RDL 17/2021 that establishes the reduction, currently in effect until December 31, 2023, of returns on the electricity generating activity of Spanish production facilities that do not emit greenhouse gases accomplished through payments of a portion of the revenues by the production facilities to the Spanish government. The extent to which the military conflict between Russia and Ukraine impacts the business of the Company will depend on future developments, which are highly uncertain and cannot be predicted.